Nonconsolidated Partially-Owned Affiliates (Notes)	12 Months Ended
Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
NONCONSOLIDATED PARTIALLY-OWNED AFFILIATES
NONCONSOLIDATED PARTIALLY-OWNED AFFILIATES

Investments in the net assets of nonconsolidated partially-owned affiliates are stated in the "Investments in partially-owned affiliates" and "noncurrent assets held for sale" lines in the consolidated statements of financial position as of September 30, 2016 and 2015. Equity in the net income of nonconsolidated partially-owned affiliates is stated in the "Equity income" and "income (loss) from discontinued operations, net of tax" lines in the consolidated statements of income for the years ended September 30, 2016, 2015 and 2014.

The following table presents summarized financial data for the Company’s nonconsolidated partially-owned affiliates. The amounts included in the table below represent 100% of the results of operations of such nonconsolidated partially-owned affiliates accounted for under the equity method, including activity relating to discontinued operations.

Summarized balance sheet data as of September 30 is as follows (in millions):

	2016	2015
Current assets	$9,117	$7,083
Noncurrent assets	4,164	3,294
Total assets	$13,281	$10,377

Current liabilities	$7,689	$6,268
Noncurrent liabilities	754	604
Noncontrolling interests	78	20
Shareholders’ equity	4,760	3,485
Total liabilities and shareholders’ equity	$13,281	$10,377

Summarized income statement data for the years ended September 30 is as follows (in millions):

	2016	2015	2014
Net sales	$21,456	$12,922	$10,820
Gross profit	3,119	1,911	1,638
Net income	1,569	890	790
Income attributable to noncontrolling interests	26	10	3
Net income attributable to the entity	1,543	880	787